Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue	$ 699,364	$ 1,625,901	$ 1,685,509	$ 2,974,639	$ 4,796,474	$ 4,299,717
Agency (Managed Services, Branded Content, & Talent Management Services) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue					1,914,647	2,256,546
Platform (Creator Subscriptions) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue					1,417,094	1,926,135
Ecommerce (Tangible products) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue					1,457,161	90,433
Affiliate Sales [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue					7,572	26,453
Other Revenue [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue [Line Items]
Net revenue						$ 150